Loans and Advances to Banks, Net - Credit quality and the maximum exposure to credit risk (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Normal	$ 150,007	$ 100,023
Substandard
Non-complying
Subtotal	150,007	100,023
Normal	360,131	294,542
Substandard
Non-complying
Subtotal	360,131	294,542
Normal	630,053	1,100,831
Substandard
Non-complying
Subtotal	630,053	1,100,831
Total	1,140,191	1,495,396
Stage 1 [Member] | Individual [Member]
Statement Line Items [Line Items]
Normal	150,007	100,023
Substandard
Non-complying
Subtotal	150,007	100,023
Normal	238,491	266,648
Substandard
Non-complying
Subtotal	238,491	266,648
Normal	630,053	1,100,831
Substandard
Non-complying
Subtotal	630,053	1,100,831
Total	1,018,551	1,467,502
Stage 2 [Member] | Individual [Member]
Statement Line Items [Line Items]
Normal
Substandard
Non-complying
Subtotal
Normal	121,640	27,894
Substandard
Non-complying
Subtotal	121,640	27,894
Normal
Substandard
Non-complying
Subtotal
Total	121,640	27,894
Stage 3 [Member] | Individual [Member]
Statement Line Items [Line Items]
Normal
Substandard
Non-complying
Subtotal
Normal
Substandard
Non-complying
Subtotal
Normal
Substandard
Non-complying
Subtotal
Total